Nationwide Risk-Based U.S. Equity ETF
Schedule of Investments
May 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 7.8%
5,159	Activision Blizzard, Inc.	$501,713
159	Alphabet, Inc. - Class A (a)	374,739
20,003	AT&T, Inc.	588,688
862	Charter Communications, Inc. - Class A (a)(b)	598,685
8,278	Comcast Corporation - Class A	474,661
15,427	Discovery, Inc. - Class A (a)(b)	495,361
3,985	Electronic Arts, Inc.	569,575
1,105	Facebook, Inc. - Class A (a)	363,247
11,304	Fox Corporation - Class A (b)	422,204
3,503	Liberty Broadband Corporation - Class A (a)	567,696
41,952	Lumen Technologies, Inc. (b)	580,616
854	Netflix, Inc. (a)	429,400
724	Roku, Inc. (a)	251,018
1,524	Spotify Technology SA (a)	368,153
2,753	Take-Two Interactive Software, Inc. (a)	510,847
3,101	T-Mobile US, Inc. (a)	438,636
14,074	Verizon Communications, Inc.	795,040
2,409	Walt Disney Company (a)	430,368
6,048	Yandex NV - Class A (a)	408,482
		9,169,129
	Consumer Discretionary - 8.6%
121	Amazon.com, Inc. (a)	389,991
343	AutoZone, Inc. (a)	482,464
4,792	Chewy, Inc. - Class A (a)(b)	352,787
216	Chipotle Mexican Grill, Inc. (a)(b)	296,348
2,894	Dollar General Corporation	587,366
3,899	Dollar Tree, Inc. (a)	380,153
2,019	Domino’s Pizza, Inc. (b)	861,850
4,984	DraftKings, Inc. - Class A (a)	248,951
7,874	eBay, Inc.	479,370
1,856	Ferrari NV	391,449
2,764	Garmin, Ltd.	393,151
1,226	Home Depot, Inc.	390,984
1,755	Lowe’s Companies, Inc.	341,927
2,053	McDonald’s Corporation	480,176
185	MercadoLibre, Inc. (a)	251,354
3,065	NIKE, Inc. - Class B	418,250
923	O’Reilly Automotive, Inc. (a)	493,915
4,143	Peloton Interactive, Inc. - Class A (a)	457,014
891	Pool Corporation	388,966
2,459	Target Corporation	557,996
2,414	Tractor Supply Company	438,624
9,379	Yum China Holdings, Inc.	634,395
3,576	Yum! Brands, Inc.	429,013
		10,146,494
	Consumer Staples - 17.5%
11,566	Altria Group, Inc.	569,279
7,538	Archer-Daniels-Midland Company	501,503
352	Boston Beer Company, Inc. - Class A (a)(b)	372,472
6,309	Brown-Forman Corporation - Class B (b)	506,991
7,632	Church & Dwight Company, Inc.	654,291
5,692	Clorox Company (b)	1,005,947
9,027	Coca-Cola Company	499,103
8,445	Colgate-Palmolive Company	707,522
16,660	Conagra Brands, Inc. (b)	634,746
1,750	Constellation Brands, Inc. - Class A	419,510
1,665	Costco Wholesale Corporation	629,820

1,385	Estee Lauder Companies, Inc. - Class A	424,530
12,598	General Mills, Inc. (b)	791,910
4,235	Hershey Company (b)	732,867
21,745	Hormel Foods Corporation (b)	1,055,503
5,836	J.M. Smucker Company (b)	777,880
15,415	Kellogg Company (b)	1,009,528
19,304	Keurig Dr Pepper, Inc.	713,476
6,150	Kimberly-Clark Corporation	803,375
12,597	Kraft Heinz Company (b)	549,103
55,796	Kroger Company (b)	2,063,335
5,776	McCormick & Company, Inc.	514,411
9,052	Mondelez International, Inc. - Class A	575,074
3,903	Monster Beverage Corporation (a)	367,936
3,595	PepsiCo, Inc.	531,844
6,488	Philip Morris International, Inc.	625,637
4,956	Procter & Gamble Company	668,317
7,752	Tyson Foods, Inc. - Class A	616,284
8,222	Walgreens Boots Alliance, Inc.	432,971
5,750	Walmart, Inc.	816,673
		20,571,838
	Financials - 6.3%
3,641	Allstate Corporation	497,397
1,715	Aon plc - Class A (b)	434,530
7,259	Ares Management Corporation - Class A	400,552
3,269	Arthur J. Gallagher & Company	479,268
2,042	Berkshire Hathaway, Inc. - Class B (a)	591,036
461	BlackRock, Inc.	404,315
2,252	CME Group, Inc.	492,648
5,943	Interactive Brokers Group, Inc. - Class A	399,726
3,645	Intercontinental Exchange, Inc.	411,448
728	MarketAxess Holdings, Inc.	339,641
3,358	Marsh & McLennan Companies, Inc.	464,579
1,077	Moody’s Corporation	361,172
2,392	Nasdaq, Inc.	400,564
5,428	Progressive Corporation	537,806
972	S&P Global, Inc. (b)	368,845
5,246	Tradeweb Markets, Inc. - Class A	439,510
1,574	Willis Towers Watson plc	411,381
		7,434,418
	Health Care - 23.0%
1,730	10X Genomics, Inc. - Class A (a)(b)	311,400
3,613	Abbott Laboratories	421,456
5,370	AbbVie, Inc.	607,884
1,126	ABIOMED, Inc. (a)	320,437
2,842	Agilent Technologies, Inc.	392,565
2,659	Alexion Pharmaceuticals, Inc. (a)	469,446
2,550	Alnylam Pharmaceuticals, Inc. (a)	362,075
3,857	AmerisourceBergen Corporation	442,552
1,968	Amgen, Inc.	468,266
10,696	Avantor, Inc. (a)	343,876
7,238	Baxter International, Inc.	594,385
2,633	Becton Dickinson and Company	636,895
1,417	Biogen, Inc. (a)	379,019
5,834	BioMarin Pharmaceutical, Inc. (a)	450,968
607	Bio-Rad Laboratories, Inc. - Class A (a)	365,639
841	Bio-Techne Corporation (b)	348,031
9,857	Bristol-Myers Squibb Company	647,802
6,260	Cardinal Health, Inc.	350,998
3,020	Catalent, Inc. (a)	316,587
6,264	Centene Corporation (a)	461,030
6,018	Cerner Corporation	470,909
1,603	Cigna Corporation	414,937
1,146	Cooper Companies, Inc.	450,894

7,170	CVS Health Corporation	619,776
1,925	Danaher Corporation	493,070
693	DexCom, Inc. (a)	255,987
4,358	Edwards Lifesciences Corporation (a)	417,932
3,392	Eli Lilly & Company	677,518
2,678	Exact Sciences Corporation (a)(b)	295,999
9,265	Gilead Sciences, Inc.	612,510
1,934	Guardant Health, Inc. (a)	240,048
5,058	Hologic, Inc. (a)(b)	318,957
4,412	Horizon Therapeutics plc (a)	404,404
1,052	Humana, Inc.	460,460
616	IDEXX Laboratories, Inc. (a)	343,796
861	Illumina, Inc. (a)	349,256
4,727	Incyte Corporation (a)	396,028
1,087	Insulet Corporation (a)	293,131
3,939	Johnson & Johnson	666,676
1,540	Laboratory Corporation of America Holdings (a)	422,699
1,987	McKesson Corporation	382,279
3,305	Medtronic plc	418,380
6,879	Merck & Company, Inc.	522,047
268	Mettler-Toledo International, Inc. (a)	348,655
2,540	Moderna, Inc. (a)	469,925
1,553	Molina Healthcare, Inc. (a)	390,362
1,632	Novavax, Inc. (a)(b)	240,916
2,781	PerkinElmer, Inc. (b)	403,440
18,156	Pfizer, Inc.	703,182
3,901	Quest Diagnostics, Inc. (b)	513,645
899	Regeneron Pharmaceuticals, Inc. (a)	451,685
2,240	ResMed, Inc.	461,104
2,640	Seagen, Inc. (a)	410,124
2,128	STERIS plc	406,150
2,299	Teladoc Health, Inc. (a)(b)	346,183
836	Teleflex, Inc.	336,231
783	Thermo Fisher Scientific, Inc.	367,619
1,134	UnitedHealth Group, Inc.	467,117
1,137	Veeva Systems, Inc. - Class A (a)	331,254
2,018	Vertex Pharmaceuticals, Inc. (a)	421,015
1,377	Waters Corporation (a)	443,738
1,315	West Pharmaceutical Services, Inc.	456,976
2,312	Zoetis, Inc.	408,484
		26,996,809
	Industrials - 12.9%
2,844	3M Company	577,446
14,000	Carrier Global Corporation	643,020
3,129	Copart, Inc. (a)	403,672
348	CoStar Group, Inc. (a)	297,192
1,778	Cummins, Inc.	457,444
2,151	Equifax, Inc.	505,570
4,880	Expeditors International of Washington, Inc.	613,368
7,559	Fastenal Company	400,929
2,588	General Dynamics Corporation	491,487
2,179	IDEX Corporation	485,176
4,347	IHS Markit, Ltd.	457,783
1,931	Illinois Tool Works, Inc.	447,529
3,210	Jacobs Engineering Group, Inc.	456,077
2,885	JB Hunt Transport Services, Inc.	494,893
7,031	Johnson Controls International plc	467,843
1,795	Kansas City Southern	534,336
2,602	L3Harris Technologies, Inc.	567,392
4,026	Leidos Holdings, Inc.	413,672
1,370	Lockheed Martin Corporation	523,614
6,032	Masco Corporation	363,790
1,718	Northrop Grumman Corporation	628,565

1,601	Old Dominion Freight Line, Inc.	424,985
8,039	Otis Worldwide Corporation	629,694
5,501	PACCAR, Inc.	503,671
4,941	Republic Services, Inc.	539,459
1,143	Roper Technologies, Inc.	514,361
1,983	Union Pacific Corporation	445,640
2,294	United Parcel Service, Inc. - Class B	492,292
2,158	Verisk Analytics, Inc.	372,967
1,073	W.W. Grainger, Inc.	495,898
3,583	Waste Management, Inc.	504,056
		15,153,821
	Information Technology - 12.2%
611	Adobe, Inc. (a)	308,298
4,512	Akamai Technologies, Inc. (a)(b)	515,316
2,424	Apple, Inc.	302,055
1,034	Arista Networks, Inc. (a)	350,919
1,617	Atlassian Corporation plc - Class A (a)	377,214
2,090	Automatic Data Processing, Inc.	409,682
2,726	Broadridge Financial Solutions, Inc.	434,742
7,654	Cisco Systems, Inc.	404,896
3,736	Citrix Systems, Inc.	429,491
5,048	Cloudflare, Inc. - Class A (a)(b)	414,239
1,035	Coupa Software, Inc. (a)(b)	246,537
1,857	Crowdstrike Holdings, Inc. - Class A (a)	412,533
3,875	Datadog, Inc. - Class A (a)(b)	352,819
1,289	DocuSign, Inc. (a)	259,888
2,085	F5 Networks, Inc. (a)	386,622
2,662	Fidelity National Information Services, Inc.	396,585
1,530	Fortinet, Inc. (a)	334,366
3,044	International Business Machines Corporation	437,545
2,671	Keysight Technologies, Inc. (a)	380,297
1,335	Microsoft Corporation	333,323
1,076	MongoDB, Inc. (a)(b)	314,127
1,844	Motorola Solutions, Inc.	378,592
7,383	Nuance Communications, Inc. (a)	390,561
1,461	Okta, Inc. (a)	324,985
6,918	Oracle Corporation	544,722
1,052	Palo Alto Networks, Inc. (a)	382,139
1,211	RingCentral, Inc. - Class A (a)	317,851
6,216	Seagate Technology Holdings plc (b)	595,182
544	ServiceNow, Inc. (a)	257,791
13,865	Slack Technologies, Inc. - Class A (a)	610,614
1,150	Synopsys, Inc. (a)	292,491
765	Twilio, Inc. - Class A (a)(b)	257,040
882	Tyler Technologies, Inc. (a)	355,587
2,123	VeriSign, Inc. (a)	466,890
2,366	VMware, Inc. - Class A (a)(b)	373,568
947	Wix.com, Ltd. (a)(b)	246,087
1,302	Zoom Video Communications, Inc. - Class A (a)	431,652
1,906	Zscaler, Inc. (a)	370,145
		14,397,391
	Materials - 2.7%
1,489	Air Products and Chemicals, Inc.	446,193
4,582	Ball Corporation	376,457
2,841	International Flavors & Fragrances, Inc.	402,484
1,260	Linde plc	378,756
8,366	Newmont Corporation	614,734
3,393	Packaging Corporation of America	504,370
1,486	Sherwin-Williams Company	421,326
		3,144,320
	Utilities - 8.8%
9,169	Alliant Energy Corporation	524,008
6,232	Ameren Corporation	524,734

6,065	American Electric Power Company, Inc.	521,590
2,869	American Water Works Company, Inc.	444,752
8,708	CMS Energy Corporation	546,340
8,486	Consolidated Edison, Inc.	655,459
7,269	Dominion Energy, Inc.	553,462
3,460	DTE Energy Company	477,445
5,602	Duke Energy Corporation	561,433
7,752	Edison International	433,104
3,758	Entergy Corporation	395,567
8,101	Evergy, Inc.	502,181
5,176	Eversource Energy	420,239
14,197	FirstEnergy Corporation	538,209
5,288	NextEra Energy, Inc.	387,187
15,189	PPL Corporation	442,152
6,820	Public Service Enterprise Group, Inc.	423,658
3,224	Sempra Energy	436,820
7,316	Southern Company	467,639
5,993	WEC Energy Group, Inc.	562,803
6,844	Xcel Energy, Inc.	485,103
		10,303,885
	TOTAL COMMON STOCKS (Cost $92,166,406)	117,318,105

	SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
144,956	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (c)	144,956
	TOTAL SHORT-TERM INVESTMENTS (Cost $144,956)	144,956
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.3%
	Private Funds - 15.3%
18,047,174	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (c)	18,047,174
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,047,174)	18,047,174

	Total Investments (Cost $110,358,536) - 115.2%	135,510,235
	Liabilities in Excess of Other Assets - (15.2)%	(17,888,802)
	TOTAL NET ASSETS - 100.0%	$117,621,433

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b) All or a portion of this security is on loan as of May 31, 2021. The total value of securities on loan is $17,662,178.
	(c) Rate shown is the annualized seven-day yield as of May 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:

Nationwide Risk-Based U.S. Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$117,318,105	$-	$-	$117,318,105
Short-Term Investments	144,956	-	-	144,956
Investments Purchased with Proceeds from Securities Lending	-	18,047,174	-	18,047,174
Total Investments in Securities	$117,463,061	$18,047,174	$-	$135,510,235

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2021, the Fund did not recognize any transfers to or from Level 3.